Fair Value	12 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value

21.Fair-value:

The Company uses various methods to estimate the fair value recognized in the consolidated financial statements. The fair value, hierarchy reflects the significance of inputs used in determining the fair values:

●	Level 1 ‒ Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);
●	Level 3 – Fair value based on valuation techniques which includes inputs related to the asset or liability that are not based on observable market data (unobservable inputs).

Financial assets and liabilities measured at fair value on a recurring basis are the call option granted to Neptune by Sprout’s non-controlling interest owners of equity, the liability to CEO for long-term incentive, and liability related to warrants.

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 and 2022:

			March 31, 2023
	Notes		Level 1	Level 2	Level 3	Total
Assets
Other financial assets - Sprout Call Option	4		—	—	—	—
Total			$—	$—	$—	$—
Liabilities
Liability related to warrants	12		$—	$—	$3,156,254	$3,156,254
Other liability	16	(c)	—	—	24,000	24,000
Total			$—	$—	$3,180,254	$3,180,254

			March 31, 2022
	Notes		Level 1	Level 2	Level 3	Total
Assets
Other financial assets - Sprout Call Option	4		—	—	—	—
Total			$—	$—	$—	$—
Liabilities
Liability related to warrants	12		$—	$—	$5,570,530	$5,570,530
Other liability	16	(c)	—	—	88,688	88,688
Total			$—	$—	$5,659,218	$5,659,218

The liabilities related to warrants were recorded at their fair value using a Black-Scholes pricing model. Warrants are revalued each period-end at fair value through profit and loss using level 3 inputs (note 12).

The Company has determined that the carrying values of its short-term financial assets and liabilities approximate their fair values given the short-term nature of these instruments. The carrying value of the short-term investment also approximates its fair value given the short-term maturity of the reinvested funds. For variable rate loans and borrowings, the fair value is considered to approximate the carrying amount.

Sprout’s other equity interest owners granted Neptune a call option (the "Call Option") to purchase the remaining 49.9% outstanding equity interests of Sprout, at any time beginning on January 1, 2023 and ending on December 31, 2023. The total consideration payable for the additional shares (“Call Shares”) upon the exercise of the Call Option and the closing of Neptune's acquisition of the Call Shares would be based on multiples per the contract of 3.0x for revenues and 15.0x for EBITDA, weighted at 50% each. On March 31, 2023, the Call option was measured to a nil value (2022 – nil) resulting in a loss on revaluation of derivatives of nil (2022 – loss of $5,598,198). The measurement is based on level 3 inputs.